Submission	May 28, 2026
Submission [Line Items]
Central Index Key	0000007789
Registrant Name	ASSOCIATED BANC-CORP
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES